Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of Status of Company's Option Plans and Changes

	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	share	exercise	share	exercise
	options	price	options	price
Options outstanding at beginning of year	2,853,675	$5.42	2,723,011	$5.70
Granted	44,500	$1.30	402,500	$3.32
Forfeited	(209,353)	$4.81	(253,100)	$5.25
Exercised	-	$-	(18,736)	$0.01
Outstanding at end of year	2,688,822	$5.42	2,853,675	$5.42
Options exercisable at year end	$2,299,699	$6.33	2,027,431	$5.67